Foreign currency assets and liabilities (Details) - ARS ($) $ / shares in Units, $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Assets
Total Financial assets	$ 9,878	$ 35,545
Liabilities
Total financial liabliites	53,689	112,466
Derivative Financial Instruments [Member]
Liabilities
Total financial liabliites	58	143
Derivative Financial Instruments [Member] | Lease Liabilities with Related Parties [Member]
Liabilities
Derivative Financial Liabilities	788	12
Derivative Financial Instruments [Member] | Borrowings Excluding Finance Leases [Member]
Liabilities
Derivative Financial Liabilities	51,549	92,040
USD [Member] | Derivative Financial Instruments [Member]
Liabilities
Amount	$ 1
Exchange rate	$ 95.72
Derivative Financial Liabilities	$ 58	143
USD [Member] | Derivative Financial Instruments [Member] | Lease Liabilities with Related Parties [Member]
Liabilities
Amount	$ 0
Exchange rate	$ 95.72
Derivative Financial Liabilities	$ 6	0
USD [Member] | Derivative Financial Instruments [Member] | Lease Liabilities [Member]
Liabilities
Amount	$ 8
Exchange rate	$ 95.72
Derivative Financial Liabilities	$ 782	12
USD [Member] | Derivative Financial Instruments [Member] | Borrowings Excluding Finance Leases [Member]
Liabilities
Amount	$ 523
Exchange rate	$ 95.72
Derivative Financial Liabilities	$ 50,094	91,511
USD [Member] | Derivative Financial Instruments [Member] | Trade And Other Receivables [Member]
Liabilities
Amount	$ 34
Peso exchange rate	$ 95.52
Derivative Financial Assets	$ 3,250	4,529
Euros [Member] | Derivative Financial Instruments [Member] | Trade And Other Receivables [Member]
Liabilities
Amount	$ 0
Peso exchange rate	$ 113.096
Derivative Financial Assets	$ 24	1,323
USD [Member] | Derivative Financial Instruments [Member]
Liabilities
Amount	$ 7
Peso exchange rate	$ 95.52
Derivative Financial Assets	$ 675	5,412
Related Parties [Member] | USD [Member] | Derivative Financial Instruments [Member] | Borrowings Excluding Finance Leases [Member]
Liabilities
Amount	$ 15
Exchange rate	$ 95.72
Derivative Financial Liabilities	$ 1,455	529
Investments In Financial Assets [Member] | Pounds [Member] | Derivative Financial Instruments [Member]
Liabilities
Amount	$ 1
Peso exchange rate	$ 131.877
Derivative Financial Assets	$ 100	117
Investments In Financial Assets [Member] | New Israel Shekel [Member] | Derivative Financial Instruments [Member]
Liabilities
Amount	$ 21
Peso exchange rate	$ 29.356
Derivative Financial Assets	$ 610	0
Investments In Financial Assets [Member] | Related Parties [Member] | USD [Member] | Derivative Financial Instruments [Member]
Liabilities
Amount	$ 23
Peso exchange rate	$ 95.72
Derivative Financial Assets	$ 2,242	1,820
Receivable [member] | Related Parties [Member] | USD [Member] | Derivative Financial Instruments [Member]
Liabilities
Amount	$ 20
Peso exchange rate	$ 95.72
Derivative Financial Assets	$ 1,922	467
Cash And Cash Equivalents [Member] | USD [Member] | Derivative Financial Instruments [Member]
Liabilities
Amount	$ 11
Peso exchange rate	$ 95.52
Derivative Financial Assets	$ 1,054	19,553
Cash And Cash Equivalents [Member] | Euros [Member] | Derivative Financial Instruments [Member]
Liabilities
Amount	$ 0
Peso exchange rate	$ 113.096
Derivative Financial Assets	$ 1	2,324
Total trade and other receivables [Member]
Assets
Total Financial assets	5,196	6,319
Total Cash And Cash Equivalents [Member] | Derivative Financial Instruments [Member]
Liabilities
Derivative Financial Assets	1,055	21,877
Trade And Other Payables [Member] | USD [Member] | Derivative Financial Instruments [Member]
Liabilities
Amount	$ 13
Exchange rate	$ 95.72
Derivative Financial Liabilities	$ 1,209	19,813
Trade And Other Payables [Member] | Euros [Member] | Derivative Financial Instruments [Member]
Liabilities
Amount	$ 0
Exchange rate	$ 113.572
Derivative Financial Liabilities	$ 32	458
Payables [member] | Related Parties [Member] | USD [Member] | Derivative Financial Instruments [Member]
Liabilities
Amount	$ 1
Exchange rate	$ 95.72
Derivative Financial Liabilities	$ 53	0
Trade And Other Payable [Member]
Liabilities
Total trade and other payables	1,294	20,271
Total Investments In Financial Assets [Member] | Derivative Financial Instruments [Member]
Liabilities
Derivative Financial Assets	$ 3,627	$ 7,349